SHARE-BASED COMPENSATION, Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Compensation Expense [Abstract]
Equity-based compensation expense	$ 7,825	$ 7,114	$ 7,169
Income tax benefit	(2,097)	(1,999)	(2,179)
401 (k) Profit Sharing Plan [Abstract]
Contribution to profit sharing plan	4,200	$ 3,400	$ 3,000
Restricted Stock [Member]
Compensation Expense [Abstract]
Unrecognized compensation expense	$ 9,700
Unrecognized compensation expense, period for recognition	27 months